Equity - Balance of Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Valuation Adjustments
Disclosure of classes of share capital [line items]
Beginning balance	R$ 179,974	R$ (422,138)	R$ (464,990)
Changes in fair value of financial instruments	(11,091)	911,954	11,364
IRPJ and CSLL on fair value	3,691	(309,503)	(4,060)
Actuarial gain (loss) of post-employment benefits	(28,710)	(610)	49,550
IRPJ and CSLL on actuarial gains	10,244	271	(14,002)
Ending balance	154,108	179,974	(422,138)
Fair value of cash flow hedging instruments [member]
Disclosure of classes of share capital [line items]
Beginning balance	0	(601,301)	(609,277)
Changes in fair value of financial instruments	(11,375)	910,804	12,036
IRPJ and CSLL on fair value	3,691	(309,503)	(4,060)
Actuarial gain (loss) of post-employment benefits	0	0	0
IRPJ and CSLL on actuarial gains	0	0	0
Ending balance	(7,684)	0	(601,301)
Fair value of financial instruments [member]
Disclosure of classes of share capital [line items]
Beginning balance	0	(403)	269
Changes in fair value of financial instruments	0	403	(672)
IRPJ and CSLL on fair value	0	0	0
Actuarial gain (loss) of post-employment benefits	0	0	0
IRPJ and CSLL on actuarial gains	0	0	0
Ending balance	0	0	(403)
Actuarial gains (losses) of post-employment benefits [member]
Disclosure of classes of share capital [line items]
Beginning balance	(18,142)	(17,803)	(53,351)
Changes in fair value of financial instruments	0	0	0
IRPJ and CSLL on fair value	0	0	0
Actuarial gain (loss) of post-employment benefits	(28,710)	(610)	49,550
IRPJ and CSLL on actuarial gains	10,244	271	(14,002)
Ending balance	(36,608)	(18,142)	(17,803)
Non-controlling shareholders interest change [member]
Disclosure of classes of share capital [line items]
Beginning balance	197,369	197,369	197,369
Changes in fair value of financial instruments	0	0	0
IRPJ and CSLL on fair value	0	0	0
Actuarial gain (loss) of post-employment benefits	0	0	0
IRPJ and CSLL on actuarial gains	0	0	0
Ending balance	197,369	197,369	197,369
Others
Disclosure of classes of share capital [line items]
Beginning balance	747	0	0
Changes in fair value of financial instruments	284	747	0
IRPJ and CSLL on fair value	0	0	0
Actuarial gain (loss) of post-employment benefits	0	0	0
IRPJ and CSLL on actuarial gains	0	0	0
Ending balance	R$ 1,031	R$ 747	R$ 0